Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Lease Liabilities [Roll Forward]
Lease liabilities, Beginning Balance	£ 515	£ 529
Interest expense	20	23	£ 25
New leases	38	27
Disposals	(45)	(5)
Cash payments	(92)	(114)
Exchange and other movements	59	55
Lease liabilities, Ending Balance	£ 495	£ 515	£ 529